Property and equipment (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Amortization and depreciation expense	$ 300	$ 400	$ 1,600	$ 1,600
Depreciation expense	$ 700	$ 800